Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

As of March 31, 2025 and 2024, property and equipment consisted of the following:

	March 31,
	2025	2024
Fixtures	¥3,664	¥3,476
Tooling and equipment	337	337
Computer and other equipment	308	127
Vehicle	7,218	-
Total property and equipment	¥11,527	¥3,940
Less: Accumulated depreciation	(4,581)	(2,011)
Total property and equipment, net	¥6,946	¥1,929

The Company recognized depreciation expenses on property and equipment of JPY2,570, JPY1,693 and JPY220 during the fiscal years ended March 31, 2025, 2024 and 2023, respectively. The Company had a write-off of property and equipment of nil, nil and JPY592 during the fiscal years ended March 31, 2025, 2024 and 2023, respectively. The Company records depreciation expenses and loss on disposal of property and equipment in selling, general and administrative expenses and other income (expense), net in the Statements of Operations, respectively.